Business Combinations (Details) $ / shares in Units, $ in Thousands						3 Months Ended			12 Months Ended
	Mar. 25, 2026 USD ($)	Jan. 30, 2026 USD ($) shares	Nov. 21, 2025 USD ($) $ / shares shares	Sep. 24, 2025 USD ($) $ / shares shares	Sep. 21, 2025 USD ($) shares	Mar. 29, 2026 USD ($) $ / shares shares	Mar. 30, 2025 USD ($)	Sep. 29, 2024 USD ($)	Dec. 28, 2025 USD ($) $ / shares shares	Dec. 29, 2024 USD ($) shares	Apr. 23, 2026 USD ($)	Apr. 08, 2026 shares	Nov. 20, 2025 shares
Business Combinations [Line Items]
Amount of acquired outstanding stock		$ 1,800
Amount of restricted stock units is considered compensation		2,000
Aggregate cash consideration						$ 9,660
Deferred consideration						6,330
Fair value common stock shares issued						3,330
Fair value						$ 6,330
Royalty rate						1.00%
Annual rental growth rate						2.00%
Discount rate						8.50%
Revenue						$ 72,793	$ 78,413		$ 300,000	$ 108,742
Income before income taxes from continuing operation									$ (42,676)	$ (54,444)
Price per share (in Dollars per share) | $ / shares									$ 2.5
Amended principal amount						7,000
Fair value of deferred consideration shares	$ 8,500					$ 13,900			$ 16,900
Senior unsecured convertible notes					$ 22,000				$ 80,000
Sales reduce rate						5.00%
Common shares issued (in Shares) | shares						120,347,463			111,334,959	73,784,645
Deferred consideration			$ 16,900
Closing share price (in Dollars per share) | $ / shares			$ 1.61						$ 1.61
Trade Name [Member]
Business Combinations [Line Items]
Useful life						10 years
Common Stock [Member]
Business Combinations [Line Items]
Amount of acquired outstanding stock		$ 3,330
Measurement Input, VWAP [Member]
Business Combinations [Line Items]
Key assumptions						1.69
Measurement Input, Risk Free Interest Rate [Member]
Business Combinations [Line Items]
Key assumptions						3.53
Measurement Input, Price Volatility [Member]
Business Combinations [Line Items]
Key assumptions						85.5
Measurement Input, Simulation Period [Member]
Business Combinations [Line Items]
Key assumptions						1.5
Subsequent Event [Member]
Business Combinations [Line Items]
Amended principal amount											$ 7,000
Subsequent Event [Member] | Common Stock [Member]
Business Combinations [Line Items]
Common shares issued (in Shares) | shares												6,700,000
Sunder Energy LLC Acquisition[ Member]
Business Combinations [Line Items]
Aggregate cash consideration				$ 57,800
Royalty rate									1.00%
Principal amount				$ 20,000
Trading day				30 days	30 days
Senior unsecured convertible notes						$ 20,000			$ 20,000
Business days					2 days
Sunder Energy LLC Acquisition[ Member] | Common Stock [Member]
Business Combinations [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 1.71
Common stock of acquisition				$ 17,100	$ 17,100
Share Purchase Agreement [Member]
Business Combinations [Line Items]
Common stock to be issued (in Shares) | shares		850,000
Cobalt Power Systems, Inc. [Member]
Business Combinations [Line Items]
Revenue						5,000
Income before income taxes from continuing operation						$ 300
Cobalt Power Systems, Inc. [Member] | Trade Name [Member]
Business Combinations [Line Items]
Useful life						10 years
SunPower Acquisition [Member]
Business Combinations [Line Items]
Aggregate cash consideration								$ 54,500
Royalty rate									1.00%
Revenue									$ 83,800
Income before income taxes from continuing operation									$ 6,500
Outstanding membership interest				20,700
Acquisition cost										$ 7,200
Weighted average redevelopment period									19 months
SunPower Acquisition [Member] | Sunder Energy LLC Acquisition[ Member]
Business Combinations [Line Items]
Outstanding membership interest				$ 20,700
Sunder Energy LLC Acquisition[ Member]
Business Combinations [Line Items]
Common stock to be issued (in Shares) | shares				3,333,334
Principal amount				$ 20,000
Sunder Energy Acquisition [Member]
Business Combinations [Line Items]
Revenue									$ 14,400
Income before income taxes from continuing operation									6,200
Sunder Energy Acquisition [Member] | Sunder Energy LLC Acquisition[ Member]
Business Combinations [Line Items]
Additional paid-in capital				$ 5,700	$ 5,700
12-Month Anniversary [Member] | Sunder Energy LLC Acquisition[ Member]
Business Combinations [Line Items]
Common stock to be issued (in Shares) | shares				3,333,333
18-Month Anniversary [Member] | Sunder Energy LLC Acquisition[ Member]
Business Combinations [Line Items]
Common stock to be issued (in Shares) | shares				3,300,000	3,333,333
3 Month Anniversary [Member] | Sunder Energy LLC Acquisition[ Member]
Business Combinations [Line Items]
Deferred consideration percentage				50.00%	50.00%
6 Month Anniversary [Member] | Sunder Energy LLC Acquisition[ Member]
Business Combinations [Line Items]
Deferred consideration percentage				50.00%	50.00%
Sunder Energy LLC [Member]
Business Combinations [Line Items]
Royalty rate						1.00%
Fair value of deferred consideration shares	$ 6,700
Common shares issued (in Shares) | shares										10,243,924
September 2025 Notes [Member] | Sunder Energy LLC Acquisition[ Member]
Business Combinations [Line Items]
Senior unsecured convertible notes						$ 22,000			$ 22,000
Senior unsecured convertible notes rate						7.00%			7.00%
Ambia Energy LLC [Member]
Business Combinations [Line Items]
Royalty rate						1.00%
Common shares issued (in Shares) | shares			10,243,924
Trading volume weighted average price period			20 days
Ambia Energy LLC [Member] | Common Stock [Member]
Business Combinations [Line Items]
Additional paid-in capital			$ 9,375
Ambia [Member]
Business Combinations [Line Items]
Royalty rate									1.00%
Revenue									$ 7,000
Income before income taxes from continuing operation									$ 2,800
Outstanding membership interest			$ 10,800
Common shares issued (in Shares) | shares			10,243,924			10,243,924
Trading volume weighted average price period			20 years
Ambia [Member] | Common Stock [Member]
Business Combinations [Line Items]
Additional paid-in capital			$ 9,375
Share Purchase Agreement [Member]
Business Combinations [Line Items]
Restricted stock units		$ 2,000
Subsequent Tranches One [Member] | Ambia [Member]
Business Combinations [Line Items]
Outstanding membership interest			$ 10,800
Maximum [Member]
Business Combinations [Line Items]
Deferred common share issuable par value (in Dollars per share) | $ / shares						$ 2.8102
Maximum [Member] | Ambia Energy LLC [Member]
Business Combinations [Line Items]
Deferred common share issuable par value (in Dollars per share) | $ / shares			$ 2.8102
Maximum [Member] | Ambia [Member]
Business Combinations [Line Items]
Deferred common share issuable par value (in Dollars per share) | $ / shares			2.8102
Minimum [Member]
Business Combinations [Line Items]
Deferred common share issuable par value (in Dollars per share) | $ / shares			$ 1.4988			$ 1.4988
Licensing Agreements [Member]
Business Combinations [Line Items]
Useful life						10 years
Common Stock [Member]
Business Combinations [Line Items]
Common shares issued (in Shares) | shares									626.9592				626.9592
Common Stock [Member] | Sunder Energy Acquisition [Member] | Sunder Energy LLC Acquisition[ Member]
Business Combinations [Line Items]
Common stock to be issued (in Shares) | shares				10,000,000